UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

Value Line Strategic Asset Management Trust

Schedule of Investments (unaudited)	March 31, 2010

Shares		Value
Common Stocks — 61.8%

Consumer Discretionary — 7.8%
37,500	Aeropostale, Inc. *	$1,081,125
10,000	AutoZone, Inc. *	1,730,900
18,000	Bed Bath & Beyond, Inc. *	787,680
14,000	BorgWarner, Inc. *	534,520
16,000	Brink’s Home Security Holdings, Inc. *	680,800
39,000	Buckle, Inc. (The)	1,433,640
54,000	Guess?, Inc.	2,536,920
87,000	Johnson Controls, Inc.	2,870,130
83,000	LKQ Corp. *	1,684,900
28,000	O’Reilly Automotive, Inc. *	1,167,880
28,000	Phillips-Van Heusen Corp.	1,606,080
2,000	Priceline.com, Inc. *	510,000
6,700	Strayer Education, Inc.	1,631,584
44,000	TJX Companies, Inc. (The)	1,870,880
55,000	Tupperware Brands Corp.	2,652,100
29,000	Warnaco Group, Inc. (The) *	1,383,590
38,000	WMS Industries, Inc. *	1,593,720
30,000	Wolverine World Wide, Inc.	874,800
42,000	Yum! Brands, Inc.	1,609,860
		28,241,109

Consumer Staples — 1.9%
16,900	British American Tobacco PLC ADR	1,164,410
25,000	Church & Dwight Co., Inc.	1,673,750
56,000	Flowers Foods, Inc.	1,385,440
13,500	Green Mountain Coffee Roasters, Inc. *	1,307,070
30,000	Hormel Foods Corp.	1,260,300
		6,790,970

Energy — 3.0%
11,000	Concho Resources, Inc. *	553,960
50,000	FMC Technologies, Inc. *	3,231,500
64,700	Range Resources Corp.	3,032,489
40,950	Southern Union Co.	1,038,901
15,000	Southwestern Energy Co. *	610,800
46,000	Tenaris S.A. ADR	1,975,240
23,000	World Fuel Services Corp.	612,720
		11,055,610

Financials — 5.7%
6,000	Affiliated Managers Group, Inc. *	474,000
37,000	AFLAC, Inc.	2,008,730
4,000	Arch Capital Group Ltd. *	305,000
71,535	Banco Bilbao Vizcaya Argentaria, S.A. ADR	979,314
56,000	Bank of Hawaii Corp.	2,517,200
12,500	BlackRock, Inc.	2,722,000
36,000	Eaton Vance Corp.	1,207,440
15,000	Franklin Resources, Inc.	1,663,500
8,800	Goldman Sachs Group, Inc. (The)	1,501,544
7,000	MSCI, Inc. Class A *	252,700
3,960	Reinsurance Group of America, Inc.	207,979
36,800	Royal Bank of Canada	2,147,280
26,000	T. Rowe Price Group, Inc.	1,428,180
11,284	Toronto-Dominion Bank (The)	841,561
46,000	U.S. Bancorp	1,190,480
46,000	Wells Fargo & Co.	1,431,520
		20,878,428

Health Care — 12.7%
9,600	Alcon, Inc.	1,550,976
34,000	Alexion Pharmaceuticals, Inc. *	1,848,580
27,400	Allergan, Inc.	1,789,768
6,000	Amedisys, Inc. *	331,320
13,000	Baxter International, Inc.	756,600
12,000	Cerner Corp. *	1,020,720
38,000	Covance, Inc. *	2,332,820
16,000	Covidien PLC	804,480
50,000	DENTSPLY International, Inc.	1,742,500
6,000	Edwards Lifesciences Corp. *	593,280
14,000	Emergency Medical Services Corp. Class A *	791,700
52,000	Express Scripts, Inc. *	5,291,520
1,400	Fresenius Medical Care AG & Co. KGaA ADR	78,624
50,000	Gilead Sciences, Inc. *	2,274,000
52,000	Henry Schein, Inc. *	3,062,800
46,000	IDEXX Laboratories, Inc. *	2,647,300
35,000	Illumina, Inc. *	1,361,500
14,000	Intuitive Surgical, Inc. *	4,873,820
13,000	Masimo Corp.	345,150
13,000	Medco Health Solutions, Inc. *	839,280
21,000	Mettler-Toledo International, Inc. *	2,293,200
10,000	Novo Nordisk A/S ADR	771,200
31,500	Owens & Minor, Inc.	1,461,285
9,300	Techne Corp.	592,317
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,766,240
54,000	Thermo Fisher Scientific, Inc. *	2,777,760
24,200	United Therapeutics Corp. *	1,338,986
10,000	Warner Chilcott PLC Class A *	255,500
17,000	West Pharmaceutical Services, Inc.	713,150
		46,306,376

Industrials — 15.4%
16,000	Acuity Brands, Inc.	675,360
15,000	Alliant Techsystems, Inc. *	1,219,500
73,500	AMETEK, Inc.	3,047,310
41,000	Barnes Group, Inc.	797,450
25,000	BE Aerospace, Inc. *	761,250
24,000	Brink’s Co. (The)	677,520
35,000	C.H. Robinson Worldwide, Inc.	1,954,750
32,000	Canadian National Railway Co.	1,938,880
34,000	CLARCOR, Inc.	1,172,660
24,400	Cooper Industries PLC Class A	1,169,736
16,000	Copart, Inc. *	569,600
52,000	Corrections Corp. of America *	1,032,720
28,000	Curtiss-Wright Corp.	974,400
19,600	Danaher Corp.	1,566,236
54,800	EMCOR Group, Inc. *	1,349,724
23,000	Esterline Technologies Corp. *	1,136,890
16,000	Flowserve Corp.	1,764,320
23,000	FTI Consulting, Inc. *	904,360
22,000	General Dynamics Corp.	1,698,400
63,000	Geo Group, Inc. (The) *	1,248,660
42,000	IDEX Corp.	1,390,200
19,000	IHS, Inc. Class A *	1,015,930
57,000	ITT Corp.	3,055,770
40,000	Kansas City Southern *	1,446,800
11,000	Kirby Corp. *	419,650
21,000	L-3 Communications Holdings, Inc.	1,924,230

1

Value Line Strategic Asset Management Trust

March 31, 2010

34,000	Lennox International, Inc.	$1,506,880
24,000	McDermott International, Inc. *	646,080
58,000	Quanta Services, Inc. *	1,111,280
23,500	Raytheon Co.	1,342,320
63,500	Republic Services, Inc.	1,842,770
18,000	Rockwell Collins, Inc.	1,126,620
29,000	Roper Industries, Inc.	1,677,360
36,000	Stericycle, Inc. *	1,962,000
17,000	Toro Co. (The)	835,890
12,000	TransDigm Group, Inc.	636,480
36,000	United Technologies Corp.	2,649,960
14,000	URS Corp. *	694,540
13,600	Valmont Industries, Inc.	1,126,488
13,000	W.W. Grainger, Inc.	1,405,560
51,000	Waste Connections, Inc. *	1,731,960
24,000	Woodward Governor Co.	767,520
		55,976,014

Information Technology — 5.5%
17,000	Accenture PLC Class A	713,150
48,000	Amphenol Corp. Class A	2,025,120
12,000	Anixter International, Inc. *	562,200
15,000	ANSYS, Inc. *	647,100
7,000	Blackboard, Inc. *	291,620
23,000	Check Point Software Technologies Ltd. *	806,380
58,000	Cognizant Technology Solutions Corp. Class A *	2,956,840
22,000	Concur Technologies, Inc. *	902,220
31,400	Dolby Laboratories, Inc. Class A *	1,842,238
18,800	Equinix, Inc. *	1,829,992
21,000	FactSet Research Systems, Inc.	1,540,770
32,000	Informatica Corp. *	859,520
7,000	Itron, Inc. *	507,990
23,000	Nuance Communications, Inc. *	382,720
18,400	Salesforce.com, Inc. *	1,369,880
36,000	Sybase, Inc. *	1,678,320
11,000	Teradata Corp. *	317,790
13,000	VistaPrint NV *	744,250
		19,978,100

Materials — 6.5%
17,000	Air Products & Chemicals, Inc.	1,257,150
19,000	Airgas, Inc.	1,208,780
32,200	Albemarle Corp.	1,372,686
30,000	AptarGroup, Inc.	1,180,500
14,000	Ball Corp.	747,320
27,500	Celanese Corp. Series A	875,875
40,000	Cliffs Natural Resources, Inc.	2,838,000
29,000	Crown Holdings, Inc. *	781,840
65,000	Ecolab, Inc.	2,856,750
22,000	FMC Corp.	1,331,880
19,000	Greif, Inc. Class A	1,043,480
23,500	Lubrizol Corp. (The)	2,155,420
6,000	NewMarket Corp.	617,940
32,000	Praxair, Inc.	2,656,000
48,400	Sigma-Aldrich Corp.	2,597,144
		23,520,765

Telecommunication Services — 1.9%
46,000	American Tower Corp. Class A *	1,960,060
52,000	Crown Castle International Corp. *	1,987,960
44,000	SBA Communications Corp. Class A *	1,587,080
12,300	Telefonica S.A. ADR	874,530
38,000	TW Telecom, Inc. *	689,700
		7,099,330

Utilities — 1.4%
62,000	EQT Corp.	2,542,000
20,600	ITC Holdings Corp.	1,133,000
7,000	Questar Corp.	302,400
3,000	South Jersey Industries, Inc.	125,970
17,000	Wisconsin Energy Corp.	839,970
		4,943,340

	Total Common Stocks (1) (Cost $149,784,702)	224,790,042

Principal Amount		Value

U.S. Government Agency Obligations — 11.6%
$4,000,000	Federal Home Loan Banks, 1.38%, 5/16/11	4,032,440
6,000,000	Federal Home Loan Banks, 2.00%, 7/27/12	6,024,846
4,000,000	Federal Home Loan Mortgage Corp., 2.25%, 7/16/12	4,017,380
1,965,845	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	2,009,800
254,434	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	270,965
67,083	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	71,128
131,463	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	139,389
339,454	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	359,917
441,284	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	464,549
4,151,334	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	4,304,519
2,062,306	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	2,155,419
1,878,339	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	1,958,384
4,000,000	Federal National Mortgage Association, 2.05%, 7/30/12	4,012,272
1,784,824	Federal National Mortgage Association, 5.00%, 11/1/34	1,849,110
806,149	Government National Mortgage Association, 5.50%, 1/15/36	856,127
9,110,795	Government National Mortgage Association, 5.50%, 8/20/37	9,650,271

	Total U.S. Government Agency Obligations (2) (Cost $41,068,696)	42,176,516

Corporate Bonds & Notes — 3.7%

Basic Materials — 0.2%
1,000,000	EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,006,087
		1,006,087

2

Value Line Strategic Asset Management Trust

Schedule of Investments (unaudited)

Communications — 0.6%
$2,000,000	BellSouth Corp., 5.20%, 9/15/14	$2,154,906
		2,154,906

Consumer, Non-cyclical — 0.6%
1,000,000	Campbell Soup Co., 3.38%, 8/15/14	1,027,141
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,101,855
		2,128,996

Energy — 0.6%
1,000,000	ConocoPhillips, Fixed, 4.60%, 1/15/15	1,072,487
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,120,850
		2,193,337

Financial — 1.4%
6,000,000	SLM Corp., 4.34%, 4/1/14 (3)	5,193,060
		5,193,060

Industrial — 0.3%
1,000,000	Boeing Co. (The), Fixed, 3.50%, 2/15/15	1,017,433
		1,017,433

	Total Corporate Bonds & Notes (2) (Cost $14,166,376)	13,693,819

U.S. Treasury Obligations — 7.9%
4,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	4,029,064
6,000,000	U.S. Treasury Notes, 1.00%, 8/31/11	6,027,654
10,000,000	U.S. Treasury Notes, 1.00%, 9/30/11	10,040,230
3,539,010	U.S. Treasury Notes, 1.88%, 7/15/13 (4)	3,744,439
4,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	4,791,248

	Total U.S. Treasury Obligations (2) (Cost $27,523,372)	28,632,635

	Total Investments — 85.0% (Cost $232,543,146)	$309,293,012

Short-Term Investments — 15.3%

Repurchase Agreements (5) — 15.3%
55,600,000	With Morgan Stanley, 0.00%, dated 03/31/10, due 04/1/10, delivery value $55,600,000 (collateralized by $56,570,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $56,833,442), 0.0%, 4/1/10	55,600,000

	Total Short-Term Investments (2) (Cost $55,600,000)	55,600,000

Excess Of Liabilities Over Cash And Other Assets — (-0.3%)		(1,197,410)

Net Assets (6) —100.0%		$363,695,602
Net Asset Value Per Outstanding Share
($363,695,602 ÷ 22,172,237 shares outstanding)		$16.40

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
(2)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Treasury Inflation-Protection Security (TIPS)
(5)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(6)
For federal income tax purposes, the aggregate cost was $288,143,146, aggregate gross unrealized appreciation was $80,942,872, aggregate gross unrealized depreciation was $4,193,006 and the net unrealized appreciation was $76,749,866.

ADR	American Depositary Receipt.

3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$224,790,042	$0	$0	$224,790,042
U.S. Government Agency Obligations	0	42,176,516	0	42,176,516
Corporate Bonds & Notes	0	13,693,819	0	13,693,819
U.S. Treasury Obligations	0	28,632,635	0	28,632,635
Short Term Investments	0	55,600,000	0	55,600,000

Total Investments in Securities	$224,790,042	$140,102,970	$0	$364,893,012

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010